LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 18,273	$ 8,273
Discontinuance of consolidation		16,736
Sale of a subsidiary	(64)
Depreciation and amortization on right-of-use assets	(15,001)	(9,226)
Net additions	22,840	2,896
Lease modifications	20	(74)
Disposals	(141)	(257)
Exchange rate differences	(12)	(75)
Balance	25,915	18,273
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance	7,753	5,424
Discontinuance of consolidation		6,103
Sale of a subsidiary	(64)
Depreciation and amortization on right-of-use assets	(4,422)	(4,533)
Net additions	7,871	1,113
Lease modifications	20	(74)
Disposals	(119)	(205)
Exchange rate differences	(12)	(75)
Balance	11,027	7,753
Data center
Disclosure of quantitative information about right-of-use assets [line items]
Balance	10,520	2,849
Discontinuance of consolidation	10,633
Sale of a subsidiary	0
Depreciation and amortization on right-of-use assets	(10,579)	(4,693)
Net additions	14,969	1,783
Lease modifications	0	0
Disposals	(22)	(52)
Exchange rate differences	0	0
Balance	$ 14,888	$ 10,520